Commitment and contingencies	12 Months Ended
Dec. 31, 2018
Commitment and contingencies.
Commitment and contingencies

20.         Commitment and contingencies

Commitment

Guarantor — In 2014 and 2013, GACN issued long-term debt securities for the amount of Ps. 3,000,000 and Ps. 1,500,000 with terms of 7 and 10 years, respectively, under the 2011 program. The Company and nine of its airports are guarantors of the debt securities and must provide a minimum guarantee equal to 80% of EBITDA.

Contingencies

a.         Property tax

Reynosa Airport

Administrative law proceedings have been asserted against the Company by the municipality of Reynosa, Tamulipas for allegedly failing to pay property taxes with respect to the real estate on which the Reynosa airport is operated. Applications for nullity were submitted to the Tax Court and are pending.

In November 2011, the municipality of Reynosa, Tamaulipas, filed a property tax claim against the Reynosa airport for Ps.127,312. In response to these claims, the airport filed a nullity claim which was resolved favorably for the airport on October 31, 2018, concluding the trial.

In August 2012, the municipality of Reynosa, Tamaulipas, filed a property tax claim against the Reynosa airport for Ps.1,119. In response to these claims, the airport filed a nullity claim which was resolved favorably for the airport on April 5, 2018, concluding the trial.

In March 2014, the municipality of Reynosa, Tamaulipas, filed a property tax claim against the Reynosa airport for Ps.1,361.  In response to these claims, the airport filed a nullity claim which was resolved favorably for the airport on September 6, 2018, concluding the trial.

As of the date of the consolidated financial statements, these contingencies have been reduced given that the decisions have been favorable to the Reynosa airport in each of these trials.

Culiacán Airport

In November 2018, the municipality of Culiacán filed property tax claims against us for Ps.2,425 million, plus Ps.3,339 million in other fees. In response to these claims, we filed an injunction and administrative appeal before the Sinaloa Administrative Court (Tribunal de lo Contencioso Administrativo del Estado de Sinaloa). The Ministry of Communications and Transportation was asked to join the proceeding as an interested third party. As of the date of the consolidated financial statements, the Ministry of Communications and Transportation has not joined the proceeding, and the final resolution of this dispute remains pending.

b.         Amparo trial related to the requirement of municipal licenses

Ciudad Juarez Airport

In April 2016, the General Department of Urban Development of the Municipality of Ciudad Juarez filed a claim with  the Public and Private Parking Lots Operations Regulation, which imposed a series of obligations on the airport as the operator of public parking lots, with the aim of preventing the concessionaire from continuing to provide parking lot services through charge-by-entry.

Subsequently, in April 2016, municipal authorities executed the closure of the public parking lots in the airport claiming the lack of a license to operate and non-compliance with the corresponding regulations.

An desist claim was filed against such acts challenging the closure and claiming the unconstitutionality of the municipal regulation. The trial was admitted and on December 12, 2016 the Court issued a resolution in favor of the airport indicating a lack of municipal authority due to the application of the regulations in an area where only the federal government has jurisdiction.

The decision was appealed by the municipal authority through a revised claim (recurso de revision), which was resolved on October 5, 2018 by the Collegiate Tribunal of the Ciudad Juárez Circuit,  dismissing the revised claim and confirming the decision in favor of the airport. With this decision, the desist claim was upheld, concluding this matter.

c.         Conflict related with ownership of certain lands

Ciudad Juarez airport

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez airport initiated legal proceedings against the airport to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120.0 million.

Within the trial, the Company challenged the claims of the claimant based on the legitimacy of the possession derived from the Concession Agreement granted by the Ministry of Communications and Transportation.

The Ministry of Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the local court in Ciudad Juárez ruled that the claims against the Ciudad Juárez airport are inadmissible, and on October 21, 2017, the claimants filed an appeal before the Appellate Court in Chihuahua against the court’s determination. On July 31, 2017, the First Civil Court overturned the lower court’s decision and ruled in favor of the plaintiffs, requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit.

The Mexican government filed a direct laim to appeal the decision, and on May 3, 2018, a favorable decision was issued, revoking the appealed decision, pursuant to which the claimant must return the title and payments claimed. The decision of the amparo trial was also favorable to the Ciudad Juárez airport as co-defendant.

On May 25, 2018, the First Civil Chamber in Chihuahua issued, in compliance with the execution of the amparo decision, a new decision absolving the defendants of the payments claimed.

This decision was appealed by the claimant in a direct amparo trial, requesting the Supreme Court of Justice of the Nation (“SCJN”) to resolve the matter definitively by exercising its authority to assert jurisdiction. The trial has been suspended since the claim was admitted on November 21, 2018.

As of the date of the consolidated financial statements, the First Collegiate Tribunal of Chihuahua hearing the direct amparo trial ordered the suspension of the process until the SCJN issues a decision.

As of the date of the consolidated financial statements, the contingencies are maintained due to the fact that there is still no decision to resolve the trial. However, in the event that the judgment is not favorable to the airport, the economic impact of the trial will be borne by the Mexican government, as established in the concession title. The airport has not recorded any provision in connection to these claims given that it does not expect an economic impact, even in case of an unfavorable resolution.

d.           Conflict related to the purchase-sale of land

Monterrey airport

Trial against Monterrey airport (as purchaser) in which a third party claimed that it was the owner of part of a property acquired by the airport.

The third party is seeking a declaration that the documents of sale to the Monterrey airport are null and void based on the absence of a sale deed for the property and the restitution of the property and possession to the third party, together with the corresponding improvements and property rights.

The Monterrey airport appeared in the trial and requested the appearance of DIAV, S.A. de C.V., as the seller of the property, as an interested third party. DIAV, S.A. de C.V. appeared in the trial.

On August 8, 2018, the court found that the plaintiff’s claims were inadmissible, and the plaintiff appealed the decision. The court also found that DIAV, S.A. de C.V. should not be joined to the proceedings, and the Monterrey airport appealed the decision. Both appeals are still pending as of the date of the consolidated financial statements.

The contingency is not quantified in the demand, but it will be maintained until the appeal is resolved. However, if an unfavorable verdict is issued, the economic impact of the trial would be assumed by the seller of the land (DIAV, S.A. de C.V., as established in the sales agreement) and, therefore, the Company has not recorded any provision relating to this claim.